Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income and expenses [abstract]
Interest income	¥ 268,379	¥ 133,484	¥ 49,302
Net foreign exchange gain	0	3,818	0
Finance income	268,379	137,302	49,302
Interest on bank and other borrowings	(55,188)	(56,080)	(215,460)
Less: amounts capitalized on qualifying assets	804	2,463	3,518
Net interest expense	(54,384)	(53,617)	(211,942)
Net foreign exchange loss	(6,663)	0	(81,139)
Finance expenses	(61,047)	(53,617)	(293,081)
Finance (expenses)/income - net	¥ 207,332	¥ 83,685	¥ (243,779)